Transactions with related parties - Summary of Balances Outstanding at the End of Reporting Period (Details) - BRL (R$)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 2,512,000	R$ 10,053,000
Receivables from related parties	2,512,000	3,932,000
Allowance for expected credit losses on related parties	0
Convertible Notes [Member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 2,512,000	R$ 3,932,000